Expense Example {- Fidelity Water Sustainability Fund} - 05.31 Megatrend Funds Combo Pro-02 - Fidelity Water Sustainability Fund - Fidelity Water Sustainability Fund	Jul. 30, 2021 USD ($)
Expense Example:
1 year	$ 102
3 years	397
5 years	730
10 years	$ 1,673